Related-party Transactions (Details 1) - TWD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Sales		$ 13,948,786	$ 13,176,588	$ 17,427,440
Accounts receivable from related parties		2,754,253	1,853,062
Associates [member]
Disclosure of transactions between related parties [line items]
Sales		1,898,336	1,216,868	554,889
Accounts receivable from related parties		696,423	184,948
Joint ventures [member]
Disclosure of transactions between related parties [line items]
Sales		0	0	4,105,390
Accounts receivable from related parties		0	0
Others [member]
Disclosure of transactions between related parties [line items]
Sales	[1]	12,050,450	11,959,720	$ 12,767,161
Accounts receivable from related parties	[1]	$ 2,057,830	$ 1,668,114

[1]	Entities which are substantive related parties of the Company but not been accounted for using the equity method, mainly Qisda Corporation and its subsidiaries.